Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Allowance for loan losses	$ 1,497	$ 1,413
Post-retirement death benefits	73	73
Deferred compensation	241	169
Deferred loan fees	118	116
ATM Credit	105	75
Nonaccrual interest	132	110
Net operating loss carryforward	1,580	2,112
Other	2	67
Gross deferred tax assets	3,748	4,135
Deferred tax liabilities:
FHLB stock dividend	366	366
Mortgage servicing rights	4	5
Depreciation	43	14
Prepaid expenses	78	61
Mark-to-market Loans	3	33
Deferred tax liabilities	494	479
Net deferred tax asset before valuation allowance	3,254	3,656
Deferred tax valuation allowance		$ (3,656)
Net deferred tax asset	$ 3,254